As filed with the Securities and Exchange Commission on August 20, 2009

                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                REGISTERED MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number:  811-05631

                    First Pacific Mutual Fund, Inc.
          --------------------------------------------------
          (Exact name of registrant as specified in charter)

                  2756 Woodlawn Drive, Suite #6-201
                        Honolulu, HI  96822
          ---------------------------------------------------
          (Address of principal executive offices) (Zip code)

                            Audrey C. Talley
                        Drinker Biddle & Reath LLP
               One Logan Square, 18th and Cherry Streets
                          Philadelphia, PA  19103
                ---------------------------------------
                (Name and address of agent for service)


                            (808) 988-8088
                            --------------
           Registrant's telephone number, including area code

              Date of fiscal year end:  September 30, 2008
                           ---------------

               Date of reporting period:  June 30, 2009
                           -----------------

Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

									  Value
      Par Value								(Note 1 (A))

                        HAWAII MUNICIPAL BONDS - 94.47%

		Hawaii County
			General Obligation Bonds - 1.36%
$	  300,000			5.600%,	05/01/11	$	  321,933
	  350,000			5.000%,	07/15/11		  373,688
	1,000,000			5.000%,	07/15/22		1,043,250
	  370,000			5.000%,	07/15/24		  382,266
									2,121,137

		Hawaii State
			Airport Systems Revenue Bonds - 17.69%
   	2,000,000			8.000%,	07/01/11		2,150,880
	  320,000			6.900%,	07/01/12		  339,043
	  650,000			6.900%,	07/01/12		  688,682
  	  250,000			6.375%,	07/01/12		  256,668
  	4,580,000			6.500%,	07/01/13		4,699,126
   	4,000,000			6.500%,	07/01/14		4,098,600
	  500,000			6.500%,	07/01/15		  511,790
   	3,000,000			5.750%,	07/01/15		3,052,230
	2,500,000			5.750%,	07/01/16		2,532,650
	3,235,000			5.750%,	07/01/17		3,265,085
	6,000,000			5.625%,	07/01/18		5,993,640
								       27,588,394

			Certificates of Participation - # 1 Capital District - 2.14%
	1,000,000			5.000%,	05/01/16		1,008,860
	  555,000			5.000%,	05/01/18		  560,228
	1,750,000			5.500%,	05/01/20		1,775,235
									3,344,323

			Certificates of Participation  - Kapolei - 0.87%
	  250,000			5.250%,	05/01/13		  252,227
	1,100,000			5.000%,	05/01/15		1,109,768
									1,361,995


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2009 (Unaudited)

									  Value
      Par Value								(Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.38%
$	  400,000			4.950%,	04/01/12	$	  401,288
	5,430,000			5.750%,	12/01/18		5,375,374
	  125,000			6.150%,	01/01/20		  125,003
	1,125,000			5.700%,	07/01/20		1,085,850
	  115,000			5.450%,	11/01/23		  103,153
       10,225,000			5.650%,	10/01/27		9,293,093
	8,085,000			6.200%,	11/01/29		7,751,170
	2,400,000			5.100%,	09/01/32		1,958,544
	1,380,000			4.650%,	03/01/37		1,009,525
								       27,103,000

			    	Chaminade University - 2.01%
	   95,000			4.000%,	01/01/11		   93,562
	2,600,000			5.000%,	01/01/26		2,106,988
	1,270,000 			4.700%,	01/01/31		  933,221
									3,133,771

				Hawaii Pacific Health - 0.65%
	1,140,000 			5.600%,	07/01/33		1,016,549

				Hawaii Mid-Pacific Institute - 1.10%
	2,085,000 			5.000%,	01/01/26		1,716,330

				Kapiolani Health Care System - 1.67%
	2,525,000			6.400%,	07/01/13		2,612,517

				Kuakini Hawaii Health System - 2.03%
 	  570,000			6.300%,	07/01/22		  530,351
	3,000,000			6.375%,	07/01/32		2,632,800
									3,163,151

				Kahala Nui - 3.70%
	6,000,000 			8.000%,	11/15/33		5,763,780


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2009 (Unaudited)

									  Value
      Par Value								(Note 1 (A))

				Wilcox Hospital - 1.25%
$	  900,000			5.250%,	07/01/13	$	  905,094
	1,000,000			5.350%,	07/01/18		  983,910
	   65,000			5.500%,	07/01/28		   59,087
									1,948,091

			Harbor Capital Improvements Revenue Bonds -4.34%
	   70,000			5.750%,	07/01/10		   72,803
	  150,000			5.000%,	07/01/12		  159,168
  	1,580,000			5.250%,	01/01/16		1,710,761
	1,665,000			5.375%,	01/01/17		1,793,271
	  500,000			5.500%,	07/01/19		  521,770
	2,005,000			5.250%,	01/01/21		1,982,865
	  520,000			5.750%,	07/01/29		  523,864
									6,764,502

			Hawaii Health Systems - 1.35%
	  730,000			3.800%,	02/15/13		  731,161
	1,370,000			4.700%,	02/15/19		1,370,644
									2,101,805

			Housing Authority
				Single Family Mortgage
				Special Purpose Revenue Bonds - 9.23%
	  265,000			4.650%,	07/01/12		  267,425
	  445,000			4.800%,	07/01/13	  	  450,798
	  140,000			5.250%,	07/01/13		  141,229
   	4,595,000			5.350%,	07/01/18		4,612,461
   	4,390,000			5.400%,	07/01/29		4,391,449
	  505,000			5.750%,	07/01/30		  505,147
	2,615,000			5.375%,	07/01/33		2,534,484
	1,510,000			5.000%,	07/01/36		1,484,692
								       14,387,685

				HCDC Rental Housing System Revenue Bonds - 4.01%
	  100,000			3.700%,	01/01/13		  100,755
	  810,000			4.750%,	07/01/22		  799,956
	  600,000			4.750%,	07/01/23		  593,352
	  895,000			5.000%,	07/01/24		  894,060
	  100,000			5.000%,	07/01/25		   98,807
  	  990,000			6.000%,	07/01/26		1,052,350
	1,055,000			6.000%,	07/01/27		1,113,363
	  785,000			6.000%,	07/01/28		  820,984
	  750,000			6.000%,	07/01/29		  780,270
									6,253,897


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2009 (Unaudited)

									  Value
      Par Value								(Note 1 (A))

			Department of Hawaiian Homelands - 3.70%
$	1,465,000			4.250%,	07/01/09	$	1,465,000
	  300,000			4.450%,	07/01/11		  303,000
   	1,000,000			5.875%,	04/01/34		1,000,260
	3,000,000			6.000%,	04/01/39		3,006,240
									5,774,500

				Hawaiian Homelands - COP Kapolei - 2.85%
	  210,000			3.750%,	11/01/16		  215,130
	  950,000			4.125%,	11/01/23		  923,400
	3,295,000			5.000%,	11/01/31		3,310,816
									4,449,346

			University of Hawaii - Revenue Bonds - 3.62%
	  100,000			4.000%,	07/15/16		  104,740
	1,500,000			5.000%,	10/01/23		1,585,620
   	1,740,000			3.500%,	07/15/27		1,431,933
	2,500,000			5.000%,	07/15/29		2,526,525
									5,648,818

		Honolulu City & County
			General Obligation Bonds - 3.40%
	  100,000			5.000%,	07/01/09		  100,000
	  170,000			4.850%,	02/01/10		  173,391
	  365,000			6.000%,	11/01/10		  389,959
 	  275,000			5.125%,	07/01/15		  277,750
	1,000,000			5.000%,	07/01/22		1,064,270
   	3,000,000			5.000%,	07/01/30		3,025,530
	  275,000			5.000%,	07/01/31		  275,715
									5,306,615


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2009 (Unaudited)

									  Value
      Par Value								(Note 1 (A))

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Sunset Villas - 4.34%
$ 	2,955,000  			5.600%,	07/20/21	$	2,988,569
	2,965,000			5.700%,	07/20/31		2,997,822
	  775,000			5.750%,	01/20/36		  783,781
									6,770,172

				Waipahu - 1.31%
	2,025,000			6.900%,	06/20/35		2,036,542

			Waste System Revenue - 0.27%
	  200,000			4.400%,	07/01/11		  202,294
	  200,000 			5.500%,	07/01/11		  216,952
									  419,246

		Kauai County
			General Obligation Bonds - 2.50%
   	1,065,000			5.000%,	08/01/25		1,081,689
	2,780,000			5.000%,	08/01/27		2,817,641
									3,899,330

			Housing Authority Paanau Project - 0.35%
	  575,000			7.250%,	04/01/12		  550,609

		Maui County
			General Obligation Bonds - 1.35%
  	1,000,000			5.000%,	07/01/23		1,051,710
   	1,000,000			5.000%,	07/01/24		1,047,380
									2,099,090

		Total Hawaii Municipal Bonds (Cost $151,550,018)      147,335,195


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2009 (Unaudited)

									  Value
      Par Value								(Note 1 (A))

                       VIRGIN ISLANDS MUNICIPAL BONDS - 0.24%

		Virgin Islands
			Public Finance Authority, Series A - 0.08%
$	  100,000			7.300%,	10/01/18	$	  122,027

			Public Finance Authority, Series A - 0.16%
	  250,000			5.000%,	07/01/14		  250,088

     		Total Virgin Islands Municipal Bonds (Cost $361,606)	  372,115



	Total Investments (Cost $151,911,624) (a)           94.71%    147,707,310
	Other Assets Less Liabilities			     5.29%	8,247,490
	Net Assets				           100.00%   $155,954,800


(a)	Aggregate cost for federal income tax purposes is $151,792,312.


At June 30, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		       $  964,863
			Gross unrealized (depreciation)                (5,049,866)
			Net unrealized (depreciation)	$	       (4,085,003)


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of
1940, as a non-diversified open-end management company.   Hawaii Municipal
Fund is currently authorized to offer one Class of Shares:   Investor
Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems
arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by
	an independent pricing 	service using market quotations, prices
	provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
	faith by the Board of Directors.   Securities with remaining
	maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
	Security transactions are recorded on the trade date.   Interest
	income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(2)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), establishes a hierarchy for measuring fair value that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS No. 157 are described below:

	Level 1 - Quoted prices in active markets for identical securities.

	Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

	Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

The following is a summary of the inputs used in valuing the Fund's investments, as of June 30, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	       Level 1	     Level 2	   Level 3	   Total
Municipal Bonds	 	$-0-	  $147,707,310       $-0-     $147,707,310

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The Fund has concluded that the adoption of SFAS 161 resulted in no effect on the Fund's financial statement disclosures.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009. The Fund has concluded that the adoption of FASB 165 has not had a material impact on the financial statements.



For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 19, 2009
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 19, 2009
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  August 19, 2009
-------------------------------------